Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	$ 15,167,626
Additions	307,675
Balance, June 30, 2026	15,475,301
Balance, December 31, 2025	6,637,411
Charge for the year	2,014,958
Balance, June 30, 2026	8,652,369
Property, equipment and vehicles net	6,822,932	$ 8,530,215
Land [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	1,896,292
Additions
Balance, June 30, 2026	1,896,292
Balance, December 31, 2025
Charge for the year
Balance, June 30, 2026
Property, equipment and vehicles net	1,896,292	1,896,292
Plant [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	2,585,041
Additions	101,217
Balance, June 30, 2026	2,686,258
Balance, December 31, 2025	1,026,860
Charge for the year	263,566
Balance, June 30, 2026	1,290,426
Property, equipment and vehicles net	1,395,832	1,558,181
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	10,552,985
Additions	206,458
Balance, June 30, 2026	10,759,443
Balance, December 31, 2025	5,477,243
Charge for the year	1,751,392
Balance, June 30, 2026	7,228,635
Property, equipment and vehicles net	3,530,808	5,075,742
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31, 2025	133,308
Additions
Balance, June 30, 2026	133,308
Balance, December 31, 2025	133,308
Charge for the year
Balance, June 30, 2026	133,308
Property, equipment and vehicles net